RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivable from related parties, net of allowance for credit losses	$ 14,617,746	$ 16,032,134
Related Company Owned By Mr. Lin [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%			100.00%
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties	$ 100,000	100,000	$ 400,000
Accounts receivable from related parties, net of allowance for credit losses	100,000	400,000	4,200,000
Advances received from related parties	100,000	100,000	200,000
Rental income		27,000	61,000
Due to related parties	3,300,000	3,100,000
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	$ 20,000	$ 49,000	$ 85,000
Related Company Owned By Mr. Lin [Member]
Related Party Transaction [Line Items]
Due to related parties | ¥				¥ 20
Debt term	12 months
Debt interest rate	5.85%
Debt maturity date	May 18, 2023